Ageing of Capitalised Exploratory Well Costs (Detail) $ in Millions	Jun. 30, 2021 USD ($) Project	Jun. 30, 2020 USD ($) Project	Jun. 30, 2019 USD ($) Project	Jun. 30, 2018 USD ($)
Extractive Industries [Abstract]
Exploratory well costs capitalised for a period of one year or less	$ 7	$ 120	$ 210
Exploratory well costs capitalised for a period greater than one year	1,023	969	830
At the end of the year	$ 1,030	$ 1,089	$ 1,040	$ 794
Number of projects that have been capitalised for a period greater than one year | Project	15	14	13